ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 214,661	$ 153,970
Allowance for doubtful accounts	(141,172)	(87,751)
Total	$ 73,489	$ 66,219